UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F/A
                              AMENDMENT NO. 1

                            FORM 13F/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 7, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON MAY 4, 2001.


               Report for the Quarter Ended December 31, 2000.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:         President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  MICHAEL SPALTER               Providence, Rhode Island   May 16, 2001
  ---------------------         ------------------------   ----------------
  Michael Spalter


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           2

Form 13F Information Table Value Total:           $77,865


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
BOCA RESORTS INC          CL A     09688T106     33,930   2,360,350   SH             SOLE               2,360,350
R H DONNELLEY CORP        COM NEW  74955W307     43,935   1,807,100   SH             SOLE               1,807,100

